PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6   -     PROPERTY AND EQUIPMENT

	December 31,
	2013	2012
	U.S. $ in thousands

Cost:
Office furniture and equipment	18	9
Computer software and electronic equipment	149	120
Laboratory equipment	482	437
Leasehold improvements	716	690
	1,365	1,256
Accumulated depreciation:
Office furniture and equipment	5	4
Computer software and electronic equipment	116	106
Laboratory equipment	350	306
Leasehold improvements	636	593
	1,107	1,009

Depreciated cost	258	247

Depreciation expenses for the year ended December 31, 2013 and December 31, 2012 were $97, and $157, respectively.